Quarterly information (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Quarterly information (Unaudited)
Quarterly information (Unaudited)
Financial results by quarter for the years ended December 31, 2016 and 2015 are as follows:

	Net sales	Gross profit (loss)	Net income (loss)	Net income (loss) allocated to common stockholders	Basic earnings (loss) per share	Diluted earnings (loss) per share
2016
4th Quarter (1)	$339,836	$5,057	$(168,464)	$(168,464)	$(1.93)	$(1.93)
3rd Quarter (2)	333,650	(17,612)	(58,273)	(58,273)	(0.67)	(0.67)
2nd Quarter (3)	326,754	5,582	(9,515)	(9,515)	(0.11)	(0.11)
1st Quarter (4)	318,854	(3,052)	(16,163)	(16,163)	(0.19)	(0.19)
2015
4th Quarter (5)	$383,915	$(18,701)	$(43,080)	$(43,080)	$(0.50)	$(0.50)
3rd Quarter (6)	454,540	(42,423)	(56,112)	(56,112)	(0.65)	(0.65)
2nd Quarter (7)	523,491	8,342	(33,897)	(33,897)	(0.39)	(0.39)
1st Quarter (8)	587,911	94,095	73,779	67,813	0.76	0.76

(1)	The fourth quarter of 2016 was unfavorably impacted by a $152,200 impairment charge for Helguvik and a $6,900 charge related to discrete tax items.

(2)	The third quarter of 2016 was unfavorably impacted by a $3,800 impairment charge related to Ravenswood assets and $23,000 charge related to the Ravenswood retiree medical proposed settlement.

(3)	The second quarter of 2016 was unfavorably impacted by a $4,900 LCM adjustment to cost of goods sold.

(4)	The first quarter of 2016 was favorably impacted by a $5,800 LCM adjustment to cost of goods sold.

(5)
The fourth quarter of 2015 was favorably impacted by a $23,474 lower of cost or market inventory adjustment, $3,400 related to non-cash, non-recurring post-retirement benefits. Results were negatively impacted by a $3,500 charge related to the partial curtailment of operations at Hawesville and Mt. Holly, a $5,000 charge for depreciation related to Mt. Holly purchase accounting and an $11,584 impairment charge at BHH.

(6)
The third quarter of 2015 was impacted by a $5,324 unfavorable lower of cost or market adjustment to cost of goods sold, $1,400 for labor disruption and $2,900 for partial curtailment expenses at Hawesville.

(7)
The second quarter of 2015 was impacted by a $25,689 unfavorable LCM adjustment to cost of goods sold and a $30,850 impairment reserve related to the permanent closure of our Ravenswood facility and $11,700 of labor disruption expenses associated with a new union contract at our Hawesville location in partially offset by a $10,287 gain on fair value of contingent consideration on our Mt. Holly acquisition.

(8)
The first quarter of 2015 included a $6,527 gain on fair value of contingent consideration partially offset by $1,570 of signing bonuses related to a new labor contract at Grundartangi and a $1,000 severance charge for a former executive.